Leases - Schedule of Maturities of Lease Liabilities (Details) - CNY (¥)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Maturities of Lease Liabilities [Abstract]
For the year ending June 30, 2026	¥ 2,149,526
For the year ending June 30, 2027	1,463,930
For the year ending June 30, 2028	523,235
Total lease payments	4,136,691
Less: imputed interest	(123,766)
Present value of lease liabilities	¥ 4,012,925	¥ 3,469,203